EXPENSES BY NATURE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EXPENSES BY NATURE
Employee benefits	$ 1,967.9	$ 1,884.7
Transfer and disposal costs	1,171.5	1,068.4
Interest and other finance costs	595.2	665.8
Depreciation of property and equipment	1,053.9	996.9
Amortization of intangible assets	262.2	286.7
Other expenses	781.0	741.7
Transaction costs	56.1	46.1
Founder/CEO Remuneration	31.8	26.8
Acquisition, rebranding and other integration costs	13.4	6.2
Maintenance and repairs	463.2	446.1
Fuel costs	264.8	273.4
(Gain) loss on foreign exchange	(256.9)	291.2	[1]
Share-based payments	150.2	97.5
Gain on sale of property and equipment	(91.1)	(2.7)	[1]
Loss on divestitures	8.6	481.8	[1]
Change in value on Call Option	60.0	0.0
Other	(181.8)	(29.7)	[1]
Total expenses	$ 6,350.0	$ 7,280.9	[1]

[1]	(1)Comparative figures have been re-presented, refer to Note 2 and 23.